Intangible and other long-term assets (Narrative) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2009
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	$ 11,250	$ 9,880
Trademark San 42 [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets impairment loss			$ 16,000
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill impairment loss			$ 2,352,000